Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated VIEs and Subsidiaries

Summary information regarding consolidated VIEs and their subsidiaries is as follows.

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Total current assets	$13,712,576	$13,362,125
Total non-current assets	6,763,219	7,356,012
Total Assets	$20,475,795	$20,718,137
Total Liabilities	$6,668,610	$6,701,376

	Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Revenues	$737,904	$1,823,568
Net (loss) income	$(469,268)	$461,348

	Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Net cash provided by operating activities	$1,844,037	$4,585,904
Net cash used in investing activities	$(275,763)	$(1,869,143)

Schedule of Estimated Useful Lives

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Classification	Estimated useful lives
Furniture and office equipment	2-3 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings and improvements	5-20 years
Software	3 years

Schedule of Revenue

The Company’s revenue is reported on a gross basis since the Company is primarily obligated in the transaction, is subject to inventory and credit risk. The revenue is as follows:

	Six Months Ended June 30,
	2025	2024

Hardware	$616,929	$747,378
CIS Software	-	822,444
Tax devices and service	124,612	263,768
Total Revenues	$741,541	$1,833,590

Schedule of Exchange Rates

The exchange rates as of June 30, 2025 (unaudited) and December 31, 2024 and for the six months ended June 30, 2025 and 2024 (unaudited) are as follows:

	June 30,	December 31,	Six months Ended June 30,
	2025	2024	2025	2024
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	7.1636	7.2993	7.2526	7.2071